IMPAIRMENT OF ASSETS - Schedule of sensitivity to change in assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Kyivstar
Average during forecast period
Discount rate	19.70%	17.70%	20.80%
Revenue growth rate	10.10%	9.80%	8.80%
Operating margin	52.50%	52.40%	51.80%
CAPEX	20.40%	21.50%	19.10%
Terminal period
Discount rate	19.10%	17.70%	20.80%
Revenue growth rate	5.00%	1.00%	1.00%
Operating margin	52.00%	50.00%	50.00%
CAPEX	20.00%	20.00%	20.00%
Uklon
Average during forecast period
Discount rate	21.60%	0.00%	0.00%
Revenue growth rate	13.50%	0.00%	0.00%
Operating margin	42.50%	0.00%	0.00%
CAPEX	3.70%	0.00%	0.00%
Terminal period
Discount rate	21.00%	0.00%	0.00%
Revenue growth rate	5.00%	0.00%	0.00%
Operating margin	45.70%	0.00%	0.00%
CAPEX	3.20%	0.00%	0.00%